UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 12, 2009

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 06-30-09
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    61
Form 13F Information Table Value Total:     $125,534,293

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip           	Market    Shares  Inv Auth   Mngr    Voting Auth
3M                                                Common  88579Y101            4556181     75810     Sole                75810
AT&T                                              Common  00206R102            2099676     84528     Sole                84528
Abbott Laboratories                               Common  002824100             256368      5450     Sole                 5450
Adobe Systems                                     Common  00724F101             492420     17400     Sole                17400
Affymetrix                                        Common  00826T108             903139    152300     Sole               152300
American Tower Systems Class A                    Common  029912201            1598571     50700     Sole                50700
Anadarko Petroleum                                Common  032511107             299574      6600     Sole                 6600
Automatic Data Processing                         Common  053015103            3437680     97000     Sole                97000
BP P.L.C.                                         Common  055622104            3591830     75332     Sole                75332
Barrick Gold                                      Common  067901108             286551      8541     Sole                 8541
Berkshire Hathaway, Class B                       Common  084670207             318530       110     Sole                  110
Chevron                                           Common  166764100             457920      6912     Sole                 6912
Chubb                                             Common  171232101            3883195     97372     Sole                97372
Citrix Systems                                    Common  177376100            1270816     39850     Sole                39850
Clorox                                            Common  189054109            4573314     81915     Sole                81915
Coca Cola                                         Common  191216100             688656     14350     Sole                14350
Colgate Palmolive                                 Common  194162103            3369488     47632     Sole                47632
ConocoPhillips                                    Common  20825C104            1882648     44761     Sole                44761
Dow Chemical                                      Common  260543103            3273192    202800     Sole               202800
DuPont                                            Common  263534109             390782     15253     Sole                15253
Eli Lilly                                         Common  532457108             403210     11640     Sole                11640
Emerson Electric                                  Common  291011104            1428030     44075     Sole                44075
Exxon Mobil                                       Common  30231G102            4636082     66315     Sole                66315
FPL Group                                         Common  302571104             523112      9200     Sole                 9200
General Electric                                  Common  369604103            1427015    121759     Sole               121759
General Mills                                     Common  370334104            2083944     37200     Sole                37200
Hartford Financial Services Group                 Common  416515104            1426180    120150     Sole               120150
Hershey Foods                                     Common  427866108            3123360     86760     Sole                86760
Hubbell Class B                                   Common  443510201             227626      7100     Sole                 7100
Intel                                             Common  458140100            3180281    192162     Sole               192162
International Business Machines                   Common  459200101            1311098     12556     Sole                12556
International Flavors & Fragrances                Common  459506101            4262598    130275     Sole               130275
J.P. Morgan Chase                                 Common  46625H100            1073101     31460     Sole                31460
Johnson & Johnson                                 Common  478160104            3608674     63533     Sole                63533
Marriott                                          Common  571903202             651065     29500     Sole                29500
Medco Health Solutions                            Common  58405U102            1641960     36000     Sole                36000
Medtronic                                         Common  585055106            2538945     72770     Sole                72770
Merck                                             Common  589331107            4545597    162575     Sole               162575
Microsoft                                         Common  594918104             369623     15550     Sole                15550
Newmont Mining                                    Common  651639106            4247415    103925     Sole               103925
Northern Trust                                    Common  665859104            3605578     67168     Sole                67168
PepsiCo                                           Common  713448108            3234506     58852     Sole                58852
Pfizer                                            Common  717081103             915000     61000     Sole                61000
Pharmaceutical Product Development Inc.           Common  717124101            1411195     60775     Sole                60775
Procter & Gamble                                  Common  742718109            5449253    106639     Sole               106639
Progress Energy                                   Common  743263105             776726     20532     Sole                20532
Questar                                           Common  748356102            1287437     41450     Sole                41450
Royal Dutchshell Class A Adr                      Common  780257804             435097      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            2593492     47930     Sole                47930
Sigma Aldrich                                     Common  826552101            3984128     80390     Sole                80390
Staples                                           Common  855030102            2486923    123237     Sole               123237
Sysco                                             Common  871829107            2622292    116650     Sole               116650
The Scotts Company                                Common  810186106            3246752     92632     Sole                92632
Time Warner Inc.                                  Common  887317303            1126119     44705     Sole                44705
Union Pacific                                     Common  907818108             239476      4600     Sole                 4600
United Parcel Service                             Common  911312106            3828984     76595     Sole                76595
Verizon Communications                            Common  92343V104             664014     21608     Sole                21608
Walgreen                                          Common  931422109            2289966     77890     Sole                77890
Weyerhaeuser                                      Common  962166104             497957     16364     Sole                16364
Whole Foods Market                                Common  966837106             208780     11000     Sole                11000
Wyeth                                             Common  983024100            4291171     94540     Sole                94540
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